Subsequent Events (Details) (USD $)	1 Months Ended
	Feb. 29, 2012	Jul. 15, 2012	Jun. 30, 2012	Feb. 10, 2012	Feb. 02, 2012	Dec. 31, 2011	Oct. 21, 2011	Sep. 13, 2011	Dec. 31, 2010
Subsequent Events (Textual)
Convertible notes conversion price	$ 3.22	$ 0.10					$ 2.415
Number of convertible notes converted into common stock		5
Total amount of three Convertible Promissory notes					$ 313,902
Number of shares exchanged under reverse merger				1,271
Number of common stock issued to holder of common stock prior to merger				1,271,111
Cancellation of common shares without consideration	3,500,000
Number of common stock sold in private placement offering	206,183
Common Stock, par value	$ 0.001		$ 0.001			$ 0.001			$ 0.001
Proceeds from Issuance of Private Placement	663,907
Purchase price in private placement offering	$ 3.22
Minimum offering amount	470,000
Maximum offering amount	1,500,000
Description of private placement offering	The Offering will continue until the earlier of (i) the termination of the Offering by the Company; (ii) the sale of the Maximum Offering Amount; and (iii) forty-five (45) days following the closing of the Minimum Offering Amount, which may be extended by the Company, in its sole discretion, for an additional thirty (30) days. Within sixty (60) days after the Maximum Offering Amount has been sold, we have agreed to file a registration statement on Form S-1 (or any other applicable form exclusively for the Offering) (the Registration Statement) registering for resale under the Securities Act all of the Shares sold in the Offering.
Principal amount of convertible note	313,907.25
Number of shares converted into common stock	97,487
Aggregate principal amount of Bridge loan promissory note	250,000						250,000	150,000
Conversion of bridge loan promissory note into common stock	103,523
Conversion price of bridge loan promissory note	$ 2.415
Conversion price of bridge loan promissory notes, Description	Conversion price of $2.415 per share which is equal to a discount of 25% to the Purchase Price.
Net proceeds from private placement offering	$ 406,407